Stock-Based Compensation (Summary Of Restricted Stock And RSU Activity) (Details) - Restricted Stock Units And RSU shares in Thousands	12 Months Ended
May 29, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding beginning of period (shares) | shares	100
Shares granted (shares) | shares	60
Shares vested (shares) | shares	(30)
Shares canceled (shares) | shares	(20)
Outstanding end of period (shares) | shares	110
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding beginning of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 51.19
Shares granted, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	62.38
Shares vested, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	47.95
Shares canceled, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	61.97
Outstanding end of period, Weighted-Average Grant Date Fair Value Per Share (dollars per share) | $ / shares	$ 55.46